Other Non-Current Assets (Tables)	6 Months Ended
Jun. 30, 2026
Other Non-Current Assets [Abstract]
Schedule of Other Non-Current Assets

Other non-current assets consisted of the following:

	As of December 31,	As of June 30,
	2025	2026
	(Audited)	(Unaudited)
Other cloud infrastructure(1)	$19,039	$-
Prepaid expense for cloud infrastructure support, net(2)	4,171	3,344
Securities margin(3)	4,141	-
Artificial intelligence platform under construction(1)	2,270	-
Advances to employees(4)	1,200	-
Other non-current assets, net	$30,821	$3,344

(1)	During the fiscal year 2026, the Group reclassified costs incurred in connection with the development and construction of its cloud platform and artificial intelligence platform from other non-current assets to construction in progress. Refer to Note 7 for further details.

(2)	For the year ended December 31, 2025, the Group paid RMB41.2 million (approximately $5.7 million) for cloud infrastructure support, which would be amortized over 3 years based on the service agreements. For the six months ended June 30, 2025 and 2026, amortization expense was nil and $945, respectively.

(3)	Securities margin represented cash collateral provided under guarantee arrangements. The details of such arrangements and the related collateral deposits are disclosed in Note 5.

(4)	Receivables from third parties represented advances to employees for the Group’s daily operations. The details of such advances and related reclassification are disclosed in Note 5.